Policyholder liabilities and unallocated surplus - Products and determining contract liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Liabilities
Provisions	$ 466	[1]	$ 427
Group pay-out annuities
Liabilities
Percentage of policy and contract liabilities	2.00%
Variable annuities | Minimum
Liabilities
Surrender charge period (in years)	3 years
Variable annuities | Maximum
Liabilities
Surrender charge period (in years)	9 years
Jackson (US insurance operations) | Fixed interest rate annuities
Liabilities
Percentage of policy and contract liabilities	6.00%		7.00%
Minimum percent of in-force business	90.00%		94.00%
Account value	$ 15,900		$ 16,100
Average guaranteed rate	2.88%		2.91%
Percentage of market value adjustment	65.00%		64.00%
Jackson (US insurance operations) | Fixed interest rate annuities | Minimum
Liabilities
Minimum guaranteed interest rate	1.00%		1.00%
Jackson (US insurance operations) | Fixed interest rate annuities | Maximum
Liabilities
Minimum guaranteed interest rate	5.50%		5.50%
Jackson (US insurance operations) | Fixed index annuities
Liabilities
Percentage of policy and contract liabilities	5.00%		5.00%
Account value	$ 9,800		$ 7,600
Average guaranteed rate	1.46%		1.77%
Jackson (US insurance operations) | Fixed index annuities | Minimum
Liabilities
Minimum guaranteed interest rate	1.00%		1.00%
Jackson (US insurance operations) | Fixed index annuities | Maximum
Liabilities
Minimum guaranteed interest rate	3.00%		3.00%
Jackson (US insurance operations) | Fixed interest accounts of fixed index annuities
Liabilities
Account value	$ 4,300		$ 3,400
Average guaranteed rate	2.75%		2.58%
Jackson (US insurance operations) | Fixed interest accounts of fixed index annuities | Minimum
Liabilities
Minimum guaranteed interest rate	1.00%		1.00%
Jackson (US insurance operations) | Fixed interest accounts of fixed index annuities | Maximum
Liabilities
Minimum guaranteed interest rate	3.00%		3.00%
Jackson (US insurance operations) | Group pay-out annuities
Liabilities
Percentage of policy and contract liabilities			2.00%
Jackson (US insurance operations) | Variable annuities
Liabilities
Percentage of policy and contract liabilities	78.00%		75.00%
Percentage of variable annuity funds	4.00%		5.00%
Mean investment return	7.40%		7.40%
Jackson (US insurance operations) | Variable annuities in fixed accounts
Liabilities
Account value	$ 7,800		$ 8,100
Average guaranteed rate	2.19%		1.70%
Jackson (US insurance operations) | Variable annuities in fixed accounts | Minimum
Liabilities
Minimum guaranteed interest rate	1.00%		1.00%
Jackson (US insurance operations) | Variable annuities in fixed accounts | Maximum
Liabilities
Minimum guaranteed interest rate	3.00%		3.00%
Jackson (US insurance operations) | Life insurance contracts
Liabilities
Percentage of policy and contract liabilities	7.00%		9.00%
Account value	$ 7,900		$ 8,200
Average guaranteed rate	4.68%		4.67%
Jackson (US insurance operations) | Life insurance contracts | Minimum
Liabilities
Minimum guaranteed interest rate	2.50%		2.50%
Jackson (US insurance operations) | Life insurance contracts | Maximum
Liabilities
Minimum guaranteed interest rate	6.00%		6.00%
Jackson (US insurance operations) | Institutional products
Liabilities
Percentage of policy and contract liabilities	1.00%		1.00%
Minimum notice period for funding agreement termination by the policyholder	90 days		90 days
Jackson (US insurance operations) | Institutional products | Minimum
Liabilities
Number of years funding agreements	1 year
Jackson (US insurance operations) | Institutional products | Maximum
Liabilities
Number of years funding agreements	30 years

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1